Federated Hermes Mortgage Strategy Portfolio
A Portfolio of Federated Hermes Managed Pool Series
(TICKER FMBPX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2026
Effective immediately, Robert Schwartz no longer serves as a portfolio manager of the Federated Hermes Mortgage Strategy Portfolio (the “Fund”). Accordingly, please remove all references to Mr. Schwartz from the Fund’s Prospectus and Statement of Additional Information. Liam O’Connell will continue to serve as portfolio manager of the Fund.
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May 29, 2026

Federated Hermes Mortgage Strategy Portfolio
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457251 (5/26)
© 2026 Federated Hermes, Inc.